Pledged Assets and Debt - Subsidiary Notes Payable (Details) - USD ($) $ in Thousands	Sep. 06, 2018	Dec. 31, 2018	Dec. 13, 2018	Dec. 12, 2018	Dec. 11, 2018	Dec. 31, 2017	May 24, 2016	Jul. 19, 2014
Debt
Net principal, current		$ 884
Net principal, noncurrent		70,938
Note, Secured, due April 2019
Debt
Principal		70,000
Term note with a non-related entity
Debt
Face amount of debt								$ 1,069,000
Outstanding amount		822,000
Subsidiary notes payable
Debt
Principal		71,838
Principal, current		884
Principal, noncurrent		70,954
Deferred issuance costs		16
Deferred issuance costs, current		0
Deferred Issuance costs, noncurrent		16
Net principal		71,822
Net principal, current		884
Net principal, noncurrent		70,938
Subsidiary notes payable | Note, Secured, due April 2019
Debt
Interest rate (as a percent)	17.00%
Administrative fee	1.20%
Subsidiary notes payable | Note, secured, due April 2020
Debt
Principal		70,000
Deferred issuance costs		16
Net principal		69,984
Face amount of debt		$ 70,000		$ 70,000	$ 63,500	$ 70,000
Interest rate (as a percent)		16.75%				16.75%
Subsidiary notes payable | Term note, secured, due July 2019
Debt
Principal		$ 822
Net principal		822
Face amount of debt		$ 1,425				$ 1,425
Interest rate (as a percent)		4.25%
Subsidiary notes payable | Term Note, secured, due May 2021
Debt
Principal		$ 1,016
Net principal		1,016
Face amount of debt		$ 1,165				1,165	$ 1,165
Interest rate (as a percent)		4.50%
Senior secured notes payable
Debt
Deferred Issuance costs, noncurrent		$ 0
Predecessor
Debt
Net principal, current						118
Net principal, noncurrent						61,077
Predecessor | Note, Secured, due April 2019
Debt
Principal			$ 63,500
Predecessor | Revolving credit due April 2019
Debt
Maximum borrowing capacity						47,000
Predecessor | Subsidiary notes payable
Debt
Principal						61,958
Principal, current						119
Principal, noncurrent						61,839
Deferred issuance costs						763
Deferred issuance costs, current						1
Deferred Issuance costs, noncurrent						762
Net principal						61,195
Net principal, current						118
Net principal, noncurrent						61,077
Predecessor | Subsidiary notes payable | Note, secured, due April 2020
Debt
Principal						60,000
Deferred issuance costs						744
Net principal						59,256
Predecessor | Subsidiary notes payable | Term note, secured, due July 2019
Debt
Principal						882
Deferred issuance costs						5
Net principal						877
Predecessor | Subsidiary notes payable | Term Note, secured, due May 2021
Debt
Principal						1,076
Deferred issuance costs						14
Net principal						1,062
Predecessor | Senior secured notes payable
Debt
Deferred issuance costs						1,664
Deferred Issuance costs, noncurrent						1,664
Principal						$ 249,790
Predecessor | Senior secured notes payable | 10.75% Senior Secured Notes due 2019
Debt
Interest rate (as a percent)				10.75%		10.75%
Guarantor Subsidiaries | Term note with a non-related entity
Debt
Face amount of debt								$ 1,425,000
Outstanding amount		$ 1,096,000